VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

12. VARIABLE INTEREST ENTITIES

        In February 2016, the Company, through its wholly owned subsidiary, CSE Japan Investment Company Limited, entered into a silent partnership agreement with Tida Power 24 G.K. ("TP24"), the project company of Aomori-Misawa project in Japan previously owned by the Company, for the purpose of raising a project finance bond arranged by Goldman Sachs Japan Co., Ltd. Under the silent partnership agreement, TP24 is considered a VIE in which the Company has no equity interests in TP24 but is entitled to substantially all of the economic interests of Aomori-Misawa project. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of Aomori-Misawa project under the asset management agreement signed simultaneously between TP24 and Canadian Solar Project K.K. As such, the Company concluded it was the primary beneficiary of TP24 and thus TP24 was accounted for as a consolidated VIE for the year ended December 31, 2016.

        In October 2016, the Company, through its wholly owned subsidiary, Canadian Solar Energy Holding Company Limited, entered into an equity subscription agreement with Tida Power 22 G.K. ("TP22"), the project company of Kumamoto Mashiki project in Japan previously owned by the Company, for the purpose of refinancing project facility agreement with Deutsche Bank AG, Tokyo Branch. Under the equity subscription agreement, TP22 is considered a VIE in which the Company has no common equity interests in TP22 but entitles all economic interests of Kumamoto Mashiki project through its preferred equity interests in TP22. Together with the power to make decisions over the activities that most significantly impact the economic performance of Kumamoto Mashiki project under the asset management agreement signed simultaneously between TP22 and Canadian Solar Project K.K., As such, the Company concluded it was the primary beneficiary of TP22 and thus TP22 was accounted for as a consolidated VIE for the year ended December 31, 2016.

        As of December 31, 2016, the carrying amounts and classifications of the consolidated VIEs' assets and liabilities, excluding intercompany balances which are eliminated upon consolidation, included in the Company's consolidated balance sheet are as follows:

At December 31, 2016
$
Current assets	146,713
Non-current assets	6,523

Total assets	153,236

Current liabilities	99,646

Total liabilities	99,646

        All of the assets are restricted for settlement of the VIEs' obligations, and all of the liabilities can only be settled using VIE resources. Net income and overall cash flow activities during the year are immaterial to the consolidated financial statements.